Other Assets - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid income taxes on intercompany profit, not realized	€ 45.4	€ 29.8